Staff costs (Details Narrative) - £ / shares			12 Months Ended
	Jun. 14, 2023	Mar. 14, 2023	Dec. 31, 2023
Staff Costs
Disclosure of information about key management personnel			Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Group, including the Directors of the Company, including the Chief Executive Officer and Chief Scientific Officer.
Description of stock split			Ordinary Shares was changed from £0.001 per share to £0.02 per share. The denominator has been calculated to reflect the share consolidation
Ordinary Shares, issued price	£ 0.02	£ 0.001